April 3, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:  Dreyfus BNY Mellon Funds, Inc.
 –Dreyfus Alternative Diversifier Strategies Fund

 –Dreyfus Emerging Markets Debt U.S. Dollar Fund

 –Dreyfus Global Emerging Markets Fund

 –Dreyfus Select Managers Long/Short Fund

 –Dreyfus Yield Enhancement Strategy Fund (the "Funds")

 1933 Act File No.: 333-192305
 1940 Act File No.: 811-22912
 CIK No.: 0001591556

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus for Class T Shares for the above-referenced Funds, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 42 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 23, 2017, with the exception of the Supplement to each Fund's Class T Prospectus dated March 31, 2017.

Please address any comments or questions to my attention at 412-234-1112.

Sincerely,

/s/ Tara L. Raposa

Tara L. Raposa

Senior Paralegal